Financial Instruments - Summary of Movement in Allowance for Financial Assets Trade and Other Receivable (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Beginning balance	₨ 13,050	$ 178	₨ 10,451
Allowance made during the year	2,969	41	2,576
Reversals during the year	(592)	(8)	(354)
Exploration cost written off	22	0
Foreign Exchange difference	(116)	(1)	377
Ending balance	₨ 15,333	$ 210	₨ 13,050